PROVISON FOR RECLAMATION AND REHABILITATION	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
PROVISON FOR RECLAMATION AND REHABILITATION [Text Block]
12.	PROVISON FOR RECLAMATION AND REHABILITATION

The Company’s environmental permit requires that it reclaim certain land it disturbs during mining operations. Significant reclamation and closure activities include land rehabilitation, decommissioning of buildings and mine facilities, ongoing care and maintenance and other costs. Although the ultimate amount of the reclamation and rehabilitation costs to be incurred cannot be predicted with certainty, the total undiscounted amount of probability weighted estimated cash flows required to settle the Company’s estimated obligations is $2,148 for the Guanaceví mine operations, $1,775 for the Bolañitos mine operations, $4,076 for the El Cubo mine operations and $50 for the El Compas development project.

The timing of cash flows has been estimated based on the mine lives using current reserves and the present value of the probability weighted future cash flows assumes a risk free rate specific to the liability of 2.1% for Guanaceví and El Compas and 1.8% for Bolañitos and El Cubo with an inflation rate of 2.0% for all sites.

Changes to the reclamation and rehabilitation provision balance during the year are as follows:

	Guanaceví	Bolañitos	El Cubo	El Compas	Total
Balance at December 31, 2015	$2,031	$1,738	$3,993	$-	$7,762

Accretion	27	17	40	-	84
Balance at December 31, 2016	2,058	1,755	4,033	-	7,846

Accretion	28	17	41	-	86
Disturbance incurred during the year	-	-	-	50	50
Balance at December 31, 2017	$2,086	$1,772	$4,074	$50	$7,982